Fair value of financial assets and liabilities_Financial assets by category (Details) $ in Thousands	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)
Disclosure of financial assets [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value	₩ 8,069,144,000,000	$ 6,983,249	₩ 6,126,316,000,000
Financial assets at FVTOCI	27,730,531,000,000	23,998,729	18,063,423,000,000
Financial assets at amortized cost	314,038,232,000,000		305,390,137,000,000
Derivative assets (Designated for hedging)	121,131,000,000	$ 104,830	35,503,000,000
Total	349,959,038,000,000		329,615,379,000,000
Deposits
Disclosure of financial assets [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value	27,901,000,000		26,935,000,000
Financial assets at FVTOCI	0		0
Financial assets at amortized cost	14,492,223,000,000		14,151,012,000,000
Derivative assets (Designated for hedging)	0		0
Total	14,520,124,000,000		14,177,947,000,000
Securities
Disclosure of financial assets [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value	4,906,867,000,000		3,687,852,000,000
Financial assets at FVTOCI	27,730,531,000,000		18,063,423,000,000
Financial assets at amortized cost	20,320,539,000,000		22,932,559,000,000
Derivative assets (Designated for hedging)	0		0
Total	52,957,937,000,000		44,683,834,000,000
Loans
Disclosure of financial assets [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value	212,473,000,000		385,450,000,000
Financial assets at FVTOCI	0		0
Financial assets at amortized cost	271,032,244,000,000		260,819,917,000,000
Derivative assets (Designated for hedging)	0		0
Total	271,244,717,000,000		261,205,367,000,000
Derivative assets
Disclosure of financial assets [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value	2,921,903,000,000		2,026,079,000,000
Financial assets at FVTOCI	0		0
Financial assets at amortized cost	0		0
Derivative assets (Designated for hedging)	121,131,000,000		35,503,000,000
Total	3,043,034,000,000		2,061,582,000,000
Other financial assets
Disclosure of financial assets [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value	0		0
Financial assets at FVTOCI	0		0
Financial assets at amortized cost	8,193,226,000,000		7,486,649,000,000
Derivative assets (Designated for hedging)	0		0
Total	₩ 8,193,226,000,000		₩ 7,486,649,000,000